Federated Hermes Trust for U S Treasury Obligations Performance Management - Service Shares [Member] - Federated Hermes Trust for U S Treasury Obligations		12 Months Ended
	Jul. 31, 2026	Mar. 31, 2025	Dec. 21, 2023	Mar. 31, 2022
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s SS class total returns on a calendar year-by-year basis.
Bar Chart [Heading]	Federated Hermes Trust for U S Treasury Obligations – SS Class
Bar Chart Closing [Text Block]

The Fund's SS class total return for the six-month period from January 1, 2026 to June 30, 2026, was 1.63%.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 1.23% (quarter ended September 30, 2024). Its lowest quarterly return was 0.90% (quarter ended December 31, 2025).

Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The following table represents the Fund’s SS class Average Annual Total Returns for the calendar period ended December 31, 2025.
Performance Table Closing [Text Block]	The Fund’s SS class 7-Day Net Yield as of December 31, 2025, was 3.38%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Optional Text]	The Fund’s SS class 7-Day Net Yield as of December 31, 2025
Money Market Seven Day Yield Phone	1-800-341-7400
Money Market Seven Day Yield	3.38%
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
SS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's SS class total return for the six-month period
Bar Chart, Year to Date Return	1.63%
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.23%
Highest Quarterly Return, Date			Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	0.90%
Lowest Quarterly Return, Date				Dec. 31, 2025